Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss	$ (23,825)	$ (13,054)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	11,417	10,771
Stock-based compensation	5,285	6,213
Foreign currency transaction loss (gain)	995	(2,288)
Share in net (profits) losses of associated companies	0	1,668
Unrealized Gain (Loss) on Investments	(138)	180
Acquisitions	(185)	506
Deferred income taxes, net and uncertain tax positions	(653)	123
Other non-cash items, net	(1,041)	21
Change in cash attributable to changes in operating assets and liabilities:
Accounts receivable, net	(4,245)	(4,772)
Inventories	178	9,945
Other current assets and prepaid expenses	(5,218)	(2,077)
Other non-current assets	2,149	1,486
Accounts payable	6,941	(9,329)
Other current liabilities	8,262	(80)
Deferred revenues	3,135	6,127
Other non-current liabilities	(671)	(898)
Net cash provided by (used in) operating activities	2,386	4,542
Cash flows from investing activities
Purchase of property and equipment	(4,015)	(3,753)
Investments in short-term bank deposits	(46,000)	(40,000)
Proceeds from sale of equity method investment	30,000	40,500
Investments in unconsolidated entities	(4,933)	(330)
Purchase of intangible assets	(668)	(485)
Other investing activities	422	(20)
Net cash used in investing activities	(25,194)	(4,088)
Cash flows from financing activities
Payment of contingent consideration	(323)	(100)
Other financing activities	434	300
Net cash provided by (used in) financing activities	111	200
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(158)	(841)
Net change in cash, cash equivalents and restricted cash	(22,855)	(187)
Cash, cash equivalents and restricted cash, beginning of year	95,356	71,076
Cash, cash equivalents and restricted cash, end of year	72,501	70,889
Non-cash investing and financing activities:
Transfer of inventories to fixed assets	551	1,701
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets:
Cash and cash equivalents	71,789	70,061
Restricted cash included in other current assets	712	828
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 72,501	$ 70,889